Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	SAGE
Entity Registrant Name	Sage Therapeutics, Inc.
Entity Central Index Key	0001597553
Entity Filer Category	Non-accelerated Filer